Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Inventories
Raw materials and merchandise	€ 4,018	€ 4,628
Work in progress	8,984	5,436
Total	€ 13,002	€ 10,064